Significant dispositions	9 Months Ended
Jul. 31, 2019
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Significant dispositions
Note 14 Significant dispositions

Wealth Management

On June 3, 2019, we entered into a definitive agreement to sell our private debt Global Asset Management business in the United Kingdom to Dyal Capital Partners. The transaction is subject to customary closing conditions. The assets, liabilities and equity that are included in the disposal group are not significant.